Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Balances and changes in property, plant, and equipment

Balances and changes in property, plant and equipment are as follows:

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (see Note 28)	Balance as of 12/31/2023
Cost:
Land	-	619,116	1,053	-	3,316	(16,369)	36	607,152
Buildings	36	1,532,506	27,100	-	198,398	(111,899)	891	1,646,996
Leasehold improvements	11	1,169,326	30,348	-	90,557	(12,458)	15,225	1,292,998
Machinery and equipment	11	3,186,759	111,726	-	133,554	(14,634)	112,779	3,530,184
Automotive fuel/lubricant distribution equipment and facilities	13	3,213,123	86,714	-	143,010	(92,744)	11,534	3,361,637
LPG tanks and bottles	8	920,287	129,567	-	431	(43,887)	-	1,006,398
Vehicles	8	325,094	24,661	-	1,351	(9,473)	29,801	371,434
Furniture and fixtures	9	201,708	12,326	-	1,649	(4,547)	1,504	212,640
IT equipment	5	303,023	19,787	-	4,516	(10,750)	2,145	318,721
Construction in progress	-	694,726	650,828	-	(567,114)	-	5,056	783,496
Advances to suppliers	-	18,139	20,501	-	(6,263)	-	180	32,557
Imports in progress	-	902	2,205	-	-	-	-	3,107
		12,184,709	1,116,816	-	3,405	(316,761)	179,151	13,167,320

	Balance as of 12/31/2022	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (see Note 28)	Balance as of 12/31/2023
Accumulated depreciation:
Buildings	(591,812)	-	(46,187)	-	101,919	(438)	(536,518)
Leasehold improvements	(618,256)	-	(71,139)	-	8,858	(2,650)	(683,187)
Machinery and equipment	(1,926,954)	-	(194,666)	-	13,499	(39,721)	(2,147,842)
Automotive fuel/lubricant distribution equipment and facilities	(2,113,657)	-	(181,233)	-	60,982	(4,935)	(2,238,843)
LPG tanks and bottles	(557,260)	-	(83,777)	-	35,739	-	(605,298)
Vehicles	(154,177)	-	(29,483)	-	5,608	(3,459)	(181,511)
Furniture and fixtures	(118,438)	-	(14,032)	-	3,052	(699)	(130,117)
IT equipment	(239,978)	-	(23,721)	-	10,058	(1,311)	(254,952)
	(6,320,532)	-	(644,238)	-	239,715	(53,213)	(6,778,268)
Provision for impairment losses:
Land	(146)	-	-	-	-	-	(146)
Buildings	-	(21)	-	-	4	-	(17)
Leasehold improvements	(30)	(11)	-	-	30	-	(11)
Machinery and equipment	(1,566)	(57)	-	-	328	-	(1,295)
Automotive fuel/lubricant distribution equipment and facilities	(22)	-	-	-	20	-	(2)
	(1,764)	(89)	-	-	382	-	(1,471)
Net amount	5,862,413	1,116,727	(644,238)	3,405	(76,664)	125,938	6,387,581

(i) Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.

Construction in progress relates substantially to expansions, renovations, constructions and upgrade of the terminals’ assets, service stations and distribution bases.

Advances to suppliers are basically related to manufacturing of assets for expansion of terminals, distribution bases and acquisition of real estate.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (see Note 28)	Balance as of 12/31/2022
Cost:
Land	-	610,294	-	-	23,539	(14,717)	-	619,116
Buildings	32	1,486,721	20,020	-	73,744	(47,979)	-	1,532,506
Leasehold improvements	13	1,056,179	40,685	-	82,317	(9,855)	-	1,169,326
Machinery and equipment	12	3,024,577	99,477	-	70,150	(7,518)	73	3,186,759
Automotive fuel/lubricant distribution equipment and facilities	13	3,245,586	96,208	-	12,680	(141,351)	-	3,213,123
LPG tanks and bottles	9	840,931	94,356	-	-	(15,000)	-	920,287
Vehicles	9	288,239	33,452	-	8,050	(4,647)	-	325,094
Furniture and fixtures	9	168,092	34,905	-	5,140	(6,531)	102	201,708
IT equipment	5	330,375	24,069	-	2,053	(53,863)	389	303,023
Construction in progress	-	452,248	482,043	-	(239,082)	(483)	-	694,726
Advances to suppliers	-	14,281	35,887	-	(32,029)	-	-	18,139
Imports in progress	-	181	902	-	(181)	-	-	902
		11,517,704	962,004	-	6,381	(301,944)	564	12,184,709

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (see Note 28)	Balance as of 12/31/2022
Accumulated depreciation:
Buildings		(585,846)	-	(42,195)	-	36,229	-	(591,812)
Leasehold improvements		(573,553)	-	(58,172)	606	12,863	-	(618,256)
Machinery and equipment		(1,758,401)	-	(175,567)	-	7,024	(10)	(1,926,954)
Automotive fuel/lubricant distribution equipment and facilities		(2,050,533)	-	(175,899)	(3)	112,778	-	(2,113,657)
LPG tanks and bottles		(498,310)	-	(69,860)	-	10,910	-	(557,260)
Vehicles		(133,149)	-	(23,713)	-	2,685	-	(154,177)
Furniture and fixtures		(112,288)	-	(11,496)	(603)	5,953	(4)	(118,438)
IT equipment		(269,534)	-	(23,933)	-	53,526	(37)	(239,978)
		(5,981,614)	-	(580,835)	-	241,968	(51)	(6,320,532)
Provision for impairment losses:
Land		(146)	-	-	-	-	-	(146)
Leasehold improvements		(18)	(12)	-	-	-	-	(30)
Machinery and equipment		(1,289)	(27)	-	-	(250)	-	(1,566)
Automotive fuel/lubricant distribution equipment and facilities		(46)	-	-	-	24	-	(22)
		(1,499)	(39)	-	-	(226)	-	(1,764)
		5,534,591	961,965	(580,835)	6,381	(60,202)	513	5,862,413

(i) Refers to R$ 1,070 transferred from intangible assets and R$ 5,311 transferred from right-of-use assets.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Depreciation	Transfers (i) (ii)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale(iii)	Balance as of 12/31/2021
Cost:
Land		687,108	2,424	-	-	(17,503)	3,416	(65,151)	610,294
Buildings	33	2,154,710	47,920	-	119,748	(34,925)	26,997	(827,729)	1,486,721
Leasehold improvements	10	1,222,822	21,944	-	136,206	(31,587)	30	(293,236)	1,056,179
Machinery and equipment	12	6,498,362	161,071	-	558,197	(13,811)	93,412	(4,272,654)	3,024,577
Automotive fuel/lubricant distribution equipment and facilities	13	3,169,320	88,112	-	33,794	(45,640)	-	-	3,245,586
LPG tanks and bottles	9	776,479	91,842	-	1,567	(28,957)	-	-	840,931
Vehicles	8	310,836	19,054	-	11,634	(25,949)	82	(27,418)	288,239
Furniture and fixtures	8	316,712	33,644	-	2,277	(14,614)	1,296	(171,223)	168,092
IT equipment	5	444,844	28,350	-	901	(11,998)	705	(132,427)	330,375
Construction in progress (ii)		580,695	797,674	-	(829,245)	(301)	3,290	(99,865)	452,248
Advances to suppliers		34,642	21,985	-	(18,894)	-	-	(23,452)	14,281
Imports in progress		866	4,312	-	(4,631)	-	38	(404)	181
		16,197,396	1,318,332	-	11,554	(225,285)	129,266	(5,913,559)	11,517,704

	Balance as of 12/31/2020	Additions	Depreciation	Transfers (i) (ii)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale(iii)	Balance as of 12/31/2021
Accumulated depreciation:
Buildings	(851,397)	-	(68,388)	(94)	23,031	(6,872)	317,874	(585,846)
Leasehold improvements	(689,161)	-	(81,976)	81	27,519	(37)	170,021	(573,553)
Machinery and equipment	(3,598,304)	-	(356,637)	-	11,717	(21,651)	2,206,474	(1,758,401)
Automotive fuel/lubricant distribution equipment and facilities	(1,906,953)	-	(178,110)	(311)	34,841	-	-	(2,050,533)
LPG tanks and bottles	(454,651)	-	(62,558)	-	18,899	-	-	(498,310)
Vehicles	(143,854)	-	(22,927)	195	15,480	(20)	17,977	(133,149)
Furniture and fixtures	(191,713)	-	(23,594)	24	14,443	(817)	89,369	(112,288)
IT equipment	(352,256)	-	(35,614)	317	11,489	(435)	106,965	(269,534)
	(8,188,289)	-	(829,804)	212	157,419	(29,832)	2,908,680	(5,981,614)
Provision for impairment losses:
Land	(146)	-	-	-	-	-	-	(146)
Leasehold improvements	(61)	(43,666)	-	-	-	(3)	43,712	(18)
Machinery and equipment	(2,857)	(839)	-	-	6	(45)	2,446	(1,289)
Automotive fuel/lubricant distribution equipment and facilities	(73)	-	-	-	27	-	-	(46)
Vehicles	-	(160)	-	-	-	-	160	-
Furniture and fixtures	-	(14,887)	-	-	-	-	14,887	-
IT equipment	-	(1,660)	-	-	-	-	1,660	-
Advances to suppliers	(110)	-	-	-	-	-	110	-
	(3,247)	(61,212)	-	-	33	(48)	62,975	(1,499)
	8,005,860	1,257,120	(829,804)	11,766	(67,833)	99,386	(2,941,904)	5,534,591

(i) Refers to R$ 169 transferred to intangible assets.

(ii) Includes R$ 11,935 transferred from right-of-use assets.

(iii) For further information, see Note 4.c